Summary of Performance Rights Held (Details) (Parenthetical) - Director [Member]	12 Months Ended
Jun. 30, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Weight average price	$ 0.61
Average exchange rate	0.7030